CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET INCOME	$ 195,613	$ 341,786	$ 154,386
Components of other comprehensive income that will not be reclassified to income before taxes
Other comprehensive income, before taxes, gains by new measurements on defined benefit plans	(10,636)	(5,819)	2,763
Total other comprehensive (loss) that will not be reclassified to income before taxes	(10,636)	(5,819)	2,763
Components of other comprehensive income that will be reclassified to income before taxes
Currency translation differences Gains (losses) on currency translation, before tax	(243,271)	(743,516)	(56,917)
Other comprehensive loss, before taxes, currency translation differences	(243,271)	(743,516)	(56,917)
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	66,856	(27,797)	18,344
Other comprehensive income (losses), before taxes, cash flow hedges	66,856	(27,797)	18,344
Total other comprehensive (loss) that will be reclassified to income before taxes	(176,415)	(771,313)	(38,573)
Other components of other comprehensive income (loss), before taxes	(187,051)	(777,132)	(35,810)
Income tax relating to other comprehensive income that will not be reclassified to income
Income tax relating to new measurements on defined benefit plans	2,873	1,566	(785)
Accumulate income tax relating to other comprehensive income (loss) that will not be reclassified to income	2,873	1,566	(785)
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	414	(269)	(1,770)
Income taxes related to components of other comprehensive loss will be reclassified to income	414	(269)	(1,770)
Total Other comprehensive (loss)	(183,764)	(775,835)	(38,365)
Total comprehensive income (loss)	11,849	(434,049)	116,022
Comprehensive income (loss) attributable to owners of the parent	15,250	(452,844)	73,046
Comprehensive income (loss) attributable to non-controlling interests	(3,401)	18,795	42,976
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 11,849	$ (434,049)	$ 116,022